Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net loss:	$ (45,902,481)	$ (13,373,003)
Adjustments to reconcile net loss to net cash used in operating activities:
Deferred income taxes	65,592	0
Share-based compensation expense	2,302,607	1,760,806
Amortization of debt issuance costs	11,840	5,354
Changes in operating assets and liabilities
Prepaid expenses and other current assets	(3,180,219)	(1,849,170)
Accounts payable	(2,022,472)	3,596,634
Accrued liabilities	3,790,310	1,479,041
Income taxes payable	163,096	87,882
Amount due to related party within accrued liabilities	72,969	(10,400)
Net cash used in operating activities	(44,698,758)	(8,302,856)
Cash flows from investing activities
Purchase of property, plant and equipment	(8,802,182)	(9,797,400)
Net cash used in investing activities	(8,802,182)	(9,797,400)
Cash flows from financing activities
Issuance of shares of Common Stock in connection with exercise of warrants	20,000,000
Issuance of shares of Common Stock in connection with stock option exercises	450,000
Issuance of shares of Common Stock in connection with the Business Combination (see Note 3), net of direct and incremental costs paid	264,882,682
Repayment of mortgage payable	(3,562,500)	0
Costs and fees on issuance of Common Stock		(324,555)
Borrowings on mortgage payable, net of debt discount		3,545,306
Issuance of Common Stock and warrants to purchase Common Stock of POINT Biopharma Inc.		25,426,254
Net cash provided by financing activities	281,770,182	28,647,005
Net increase in cash and cash equivalents	228,269,242	10,546,749
Cash and cash equivalents, beginning of period	10,546,749	0
Cash and cash equivalents, end of period	238,815,991	10,546,749
Supplemental disclosure of cash flow information:
Cash paid for income taxes	(68,785)	0
Cash paid for interest on mortgage payable	(92,338)	(25,462)
Non-cash investment activities:
Purchase of property, plant and equipment recorded in accounts payable and accrued liabilities	$ 812,504	$ 0